STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Fair Value of Warrants (Details)	Sep. 30, 2021 $ / shares
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.20
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	2.0
Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.30
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	80